Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Pro Forma Information [Abstract]
Unaudited pro forma consolidated information of the partnership, adjusted for the acquisition of the chatom assets
The following table presents unaudited pro forma consolidated information of the Partnership, adjusted for the acquisition of the Chatom system, as if the acquisition had occurred on January 1, 2011:

	Year Ended
	December 31,
	2012	2011
	(unaudited, in thousands)
Revenue	$246,342	$296,387
Net income (loss)	$(4,319)	$(10,411)
Limited partners’ net income (loss) per unit	$(0.49)	$(1.53)
The following table presents unaudited pro forma consolidated information of the Partnership, adjusted for the acquisition of the Interest in the Plant, as if the acquisition had occurred on January 1, 2010:

	Year Ended
	December 31,
	2011	2010
	(unaudited, in thousands)
Revenue	$249,908	$216,585
Net income (loss)	$(11,741)	$(8,844)
Limited partners’ net income (loss) per unit	$(1.65)	$(1.70)

Schedule of recognized identified assets acquired and liabilities assumed
The following table presents the fair value of consideration transferred to acquire our Interest in the Plant and the amounts of identified assets acquired and liabilities assumed at the acquisition date:

(in thousands)
Cash consideration:	$35,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property, plant and equipment	$36,065
Liabilities assumed	—
Total identifiable net assets:	$36,065
Bargain purchase (gain)	(565)
$35,500
The following table presents the fair value of consideration transferred to acquire the Chatom system and the amounts of identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the 12.6% noncontrolling interest in the Chatom system at the acquisition date:

(in thousands)
Cash consideration:	$51,377
Recognized amounts of identifiable assets acquired and liabilities assumed:
Unbilled revenue	$4,535
Property, plant and equipment	58,279
Asset retirement cost	452
Accounts payable	(399)
Accrued gas purchases	(3,631)
Asset retirement obligations	(452)
Noncontrolling interest	(7,407)
Total identifiable net assets:	$51,377